IMPACTS ON APPLICATION OF NEW STANDARDS (Details) $ in Millions		12 Months Ended
		Dec. 31, 2018 COP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)
Cash and cash equivalents		$ 18,730,810		$ 18,165,644		$ 20,460,245	$ 18,805,577
Financial assets		17,361,475		16,377,253
Derivative financial assets		1,843,708		1,134,372
Deposits from customers		142,128,471		131,959,215
Deposits from banks		1,374,222		1,084,591
Repurchase agreements and cash collateral on securities lent		2,315,555		3,236,128
Derivative financial liabilities		1,295,070		945,853
Other Liabilities		$ 6,768,253		5,796,482
Other Liability [Member]
Type Of Original Classification Under IFRS 9
Type Of New Classification Under IFRS 9
Accordance with IFRS 9 [Member]
Financial assets		$ 186,919,032
Debt Securities [Member]
Financial assets		15,721,527		14,859,423
Trading equity securities [member]
Financial assets		$ 1,639,948		1,517,830
Financial assets at amortised cost, category [member]
Type Of Original Classification Under IFRS 9		Amortized cost
Financial assets at amortised cost, category [member] | Customer Deposits [Member]
Type Of Original Classification Under IFRS 9		Amortized cost
Type Of New Classification Under IFRS 9		Amortized cost
Financial assets at amortised cost, category [member] | Repos [Member]
Type Of Original Classification Under IFRS 9		Amortized cost
Type Of New Classification Under IFRS 9		Amortized cost
Financial assets at amortised cost, category [member] | Inter bank [Member]
Type Of Original Classification Under IFRS 9		Amortized cost
Type Of New Classification Under IFRS 9		Amortized cost
Financial assets at amortised cost, category [member] | Financial liabilities [member]
Type Of Original Classification Under IFRS 9		Amortized cost
Type Of New Classification Under IFRS 9		Amortized cost
Financial assets at amortised cost, category [member] | Accordance with IFRS 9 [Member]
Type Of New Classification Under IFRS 9		Amortized cost
Cash and cash equivalents		$ 18,165,644
Financial assets at amortised cost, category [member] | Debt Securities [Member]
Type Of Original Classification Under IFRS 9		Amortized cost
Type Of New Classification Under IFRS 9		Amortized cost
Financial assets		$ 3,481,928		4,157,568
Financial assets at amortised cost, category [member] | Debt Securities Two [Member]
Type Of Original Classification Under IFRS 9	[1]	Amortized cost
Financial assets at amortised cost, category [member] | Debt Securities Three [Member]
Type Of Original Classification Under IFRS 9	[2]	Amortized cost
Financial assets at amortised cost, category [member] | Debt Securities Four [Member]
Type Of Original Classification Under IFRS 9		Amortized cost
Financial assets at amortised cost, category [member] | Debt Securities Four [Member] | Accordance with IFRS 9 [Member]
Type Of New Classification Under IFRS 9		Amortized cost
Financial assets		$ 3,121,981
Financial assets at amortised cost, category [member] | Trading equity securities [member]
Financial assets		$ 0
Financial assets at amortised cost, category [member] | Loans and financial leases [Member]
Type Of Original Classification Under IFRS 9		Amortized cost
Financial assets at amortised cost, category [member] | Loans and financial leases [Member] | Accordance with IFRS 9 [Member]
Type Of New Classification Under IFRS 9		Amortized cost
Derivative financial assets		$ 151,209,930
Financial assets at fair value through profit or loss, category [member]
Type Of Original Classification Under IFRS 9		FVTPL
Financial assets at fair value through profit or loss, category [member] | Debt Securities [Member]
Type Of Original Classification Under IFRS 9	[3]	FVTPL
Financial assets		$ 8,909,861		10,701,855
Financial assets at fair value through profit or loss, category [member] | Debt Securities one [Member]
Type Of Original Classification Under IFRS 9		FVTPL
Financial assets at fair value through profit or loss, category [member] | Debt Securities one [Member] | Accordance with IFRS 9 [Member]
Type Of New Classification Under IFRS 9		FVTPL
Financial assets		$ 8,596,947
Financial assets at fair value through profit or loss, category [member] | Debt Securities Three [Member] | Accordance with IFRS 9 [Member]
Type Of New Classification Under IFRS 9	[2]	FVTPL
Financial assets	[2]	$ 180,976
Financial assets at fair value through profit or loss, category [member] | Trading equity securities [member]
Type Of Original Classification Under IFRS 9		FVTPL
Financial assets	[4]	$ 1,101,461		988,455
Financial assets at fair value through profit or loss, category [member] | Trading equity securities [member] | Accordance with IFRS 9 [Member]
Type Of New Classification Under IFRS 9		FVTPL
Financial assets		$ 988,455
Financial assets at fair value through profit or loss, category [member] | Derivatives [member]
Type Of Original Classification Under IFRS 9		FVTPL
Type Of New Classification Under IFRS 9		FVTPL
Financial assets at fair value through profit or loss, category [member] | Derivatives [member] | Accordance with IFRS 9 [Member]
Type Of New Classification Under IFRS 9		FVTPL
Derivative financial assets		$ 1,134,372
Financial assets at fair value through other comprehensive income, category [member] | Debt Securities [Member]
Financial assets	[5]	$ 3,329,738
Financial assets at fair value through other comprehensive income, category [member] | Debt Securities [Member] | Accordance with IFRS 9 [Member]
Type Of New Classification Under IFRS 9	[3]	FVOCI
Financial assets	[3]	$ 2,106,468
Financial assets at fair value through other comprehensive income, category [member] | Debt Securities Two [Member] | Accordance with IFRS 9 [Member]
Type Of New Classification Under IFRS 9	[1]	FVOCI
Financial assets	[1]	$ 884,884
Financial assets at fair value through other comprehensive income, category [member] | Trading equity securities [member]
Type Of Original Classification Under IFRS 9		FVOCI
Financial assets		$ 538,487		$ 529,375
Financial assets at fair value through other comprehensive income, category [member] | Trading equity securities [member] | Accordance with IFRS 9 [Member]
Type Of New Classification Under IFRS 9		FVOCI
Financial assets		$ 529,375
Previously stated [member]
Financial assets		187,922,260	$ 14,859,423
Other Liabilities		151,789
Financial liabilities		170,848,442
Previously stated [member] | Other Liability [Member]
Other Liabilities		151,789
Previously stated [member] | Financial assets at amortised cost, category [member]
Cash and cash equivalents		18,165,644
Financial assets			4,157,568		$ 4,157,568
Previously stated [member] | Financial assets at amortised cost, category [member] | Customer Deposits [Member]
Deposits from customers		131,959,215
Previously stated [member] | Financial assets at amortised cost, category [member] | Repos [Member]
Repurchase agreements and cash collateral on securities lent		3,236,128
Previously stated [member] | Financial assets at amortised cost, category [member] | Inter bank [Member]
Deposits from banks		1,084,591
Previously stated [member] | Financial assets at amortised cost, category [member] | Financial liabilities [member]
Current financial liabilities		13,822,152
Previously stated [member] | Financial assets at amortised cost, category [member] | Debt Securities [Member]
Current financial liabilities		19,648,714
Previously stated [member] | Financial assets at amortised cost, category [member] | Debt Securities Two [Member]
Financial assets	[1]	850,535
Previously stated [member] | Financial assets at amortised cost, category [member] | Debt Securities Three [Member]
Financial assets	[2]	176,229
Previously stated [member] | Financial assets at amortised cost, category [member] | Debt Securities Four [Member]
Financial assets		3,130,804
Previously stated [member] | Financial assets at amortised cost, category [member] | Loans and financial leases [Member]
Derivative financial assets		152,244,991
Previously stated [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets			10,701,855		10,701,855
Previously stated [member] | Financial assets at fair value through profit or loss, category [member] | Debt Securities [Member]
Financial assets	[3]	2,105,230
Previously stated [member] | Financial assets at fair value through profit or loss, category [member] | Debt Securities one [Member]
Financial assets		8,596,625
Previously stated [member] | Financial assets at fair value through profit or loss, category [member] | Trading equity securities [member]
Financial assets		988,455
Previously stated [member] | Financial assets at fair value through profit or loss, category [member] | Derivatives [member]
Derivative financial assets		1,134,372
Derivative financial liabilities		945,853
Previously stated [member] | Financial assets at fair value through other comprehensive income, category [member]
Financial assets			0		0
Previously stated [member] | Financial assets at fair value through other comprehensive income, category [member] | Trading equity securities [member]
Financial assets		529,375
Increase (decrease) due to changes in accounting policy [member]
Cash and cash equivalents		0
Financial assets		(1,003,228)
Financial liabilities		(44,120)
Increase (decrease) due to changes in accounting policy [member] | Customer Deposits [Member]
Deposits from customers		0
Increase (decrease) due to changes in accounting policy [member] | Repos [Member]
Repurchase agreements and cash collateral on securities lent		0
Increase (decrease) due to changes in accounting policy [member] | Inter bank [Member]
Deposits from banks		0
Increase (decrease) due to changes in accounting policy [member] | Other Liability [Member]
Other Liabilities		11,790
Increase (decrease) due to changes in accounting policy [member] | Financial liabilities [member]
Current financial liabilities		0
Increase (decrease) due to changes in accounting policy [member] | Debt Securities [Member]
Financial assets	[3]	1,238
Current financial liabilities		(55,910)
Increase (decrease) due to changes in accounting policy [member] | Debt Securities one [Member]
Financial assets		322
Increase (decrease) due to changes in accounting policy [member] | Debt Securities Two [Member]
Financial assets	[1]	34,349
Increase (decrease) due to changes in accounting policy [member] | Debt Securities Three [Member]
Financial assets	[2]	4,747
Increase (decrease) due to changes in accounting policy [member] | Debt Securities Four [Member]
Financial assets		(8,823)
Increase (decrease) due to changes in accounting policy [member] | Trading equity securities [member]
Financial assets		0
Increase (decrease) due to changes in accounting policy [member] | Trading Equity Securities One [Member]
Financial assets		0
Increase (decrease) due to changes in accounting policy [member] | Derivatives [member]
Derivative financial assets		0
Derivative financial liabilities		0
Increase (decrease) due to changes in accounting policy [member] | Loans and financial leases [Member]
Derivative financial assets		(1,035,061)
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Financial assets			14,891,256
Other Liabilities		139,999
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Accordance with IFRS 9 [Member]
Financial liabilities		170,892,562
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Accordance with IFRS 9 [Member] | Customer Deposits [Member]
Deposits from customers		131,959,215
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Accordance with IFRS 9 [Member] | Repos [Member]
Repurchase agreements and cash collateral on securities lent		3,236,128
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Accordance with IFRS 9 [Member] | Inter bank [Member]
Deposits from banks		1,084,591
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Accordance with IFRS 9 [Member] | Other Liability [Member]
Other Liabilities		139,999
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Accordance with IFRS 9 [Member] | Financial liabilities [member]
Current financial liabilities		13,822,152
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Debt Securities [Member] | Accordance with IFRS 9 [Member]
Current financial liabilities		19,704,624
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Derivatives [member] | Accordance with IFRS 9 [Member]
Derivative financial liabilities		$ 945,853
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Financial assets at amortised cost, category [member]
Financial assets			3,121,981		4,148,745
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets			8,777,923		10,702,177
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Financial assets at fair value through other comprehensive income, category [member]
Financial assets			$ 2,991,352		$ 0

[1]	Bonds issued by the Government of Guatemala which amounted to COP 558,516 and term deposit certificates in foreign currency to COP 292,019 have been reclassified from the category Amortized cost to, FVOCI. The business model on which such instruments are now held achieves its objective not only collecting the contractual cash flows, but both collecting contractual cash flows and selling them in the market.
[2]	Bonds issued by the Guatemalan Government which amounted to COP 166,608 and corporate bonds of other Guatemalan issuers to COP 9,621 have been reclassified from amortized cost to FVTPL. Those instruments are now managed for selling them in the market, instead of obtaining the contractual cash flows.
[3]	LETES (El Salvador Public Treasury Bills) issued by the Government of El Salvador which amounted to COP 129,962, bonds issued by the Government of Guatemala to COP 206,031, bonds issued by The Republic of Panama to COP 923,787 and treasury bonds of the United States of America to COP (475,428), among others, were reclassified from fair value through profit or loss (FVTPL) to fair value through other comprehensive income (FVOCI). These investments are now held within a business model whose objective is achieved by both collecting contractual cash flows and selling them in the market.
[4]	The growth is mainly due to the increase of the Sura Assets Management fair value by COP 69,162 at the end of the year 2018. In accordance with the price conditions agreed with Caisse de Dépôt et Placement du Québec (CDPQ) for the sale of this investment, the total Bank’s shareholding will be sold for (USD 135,173) COP 439,279.
[5]	For further information, see classification under IFRS 9, as described in Note 2.D Significant accounting policies.